Contingencies (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 27, 2012 LegalMatter	Jun. 27, 2012 Lease Guarantees And Secondary Obligations [Member]	Jun. 29, 2011 Lease Guarantees And Secondary Obligations [Member]
Guarantor Obligations [Line Items]
Maximum potential liability of future payments under guarantees		$ 142.6	$ 166.1
Description of material contingencies	No material liabilities have been recorded as of June 27, 2012
Number of threatened or pending claims expected to have a material adverse effect	0